Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Computers [Member]
Cost:
Beginning Balance , Cost	$ 7	$ 20
Purchases	4	6
Ending Balance, Cost	11	7
New leases
Disposals		(19)
Accumulated depreciation:
Beginning Balance, Accumulated depreciation	1	19
Depreciation	2	1
Ending Balance, Accumulated depreciation	3	1
Depreciated cost	8	6
Accumulated depreciation:
Depreciation of leases
Lab equipment [Member]
Cost:
Beginning Balance , Cost		12
Purchases
Ending Balance, Cost
New leases
Disposals		(12)
Accumulated depreciation:
Beginning Balance, Accumulated depreciation		12
Depreciation
Ending Balance, Accumulated depreciation
Depreciated cost
Accumulated depreciation:
Depreciation of leases
Office furniture and equipment [Member]
Cost:
Beginning Balance , Cost	29	23
Purchases	4	29
Ending Balance, Cost	33	29
New leases
Disposals		(23)
Accumulated depreciation:
Beginning Balance, Accumulated depreciation	1	13
Depreciation	2	11
Ending Balance, Accumulated depreciation	3	1
Depreciated cost	30	28
Accumulated depreciation:
Depreciation of leases
Leasehold improvements [Member]
Cost:
Beginning Balance , Cost	78
Purchases
Ending Balance, Cost	78	78
New leases		78
Disposals
Accumulated depreciation:
Beginning Balance, Accumulated depreciation	20
Depreciation	39
Ending Balance, Accumulated depreciation	59	20
Depreciated cost	19	58
Accumulated depreciation:
Depreciation of leases		20
Motor vehicles [Member]
Cost:
Beginning Balance , Cost	114	55
Purchases	8	35
Ending Balance, Cost	122	114
New leases		78
Disposals		(54)
Accumulated depreciation:
Beginning Balance, Accumulated depreciation	22	44
Depreciation	43	12
Ending Balance, Accumulated depreciation	65	22
Depreciated cost	$ 57	92
Accumulated depreciation:
Depreciation of leases		$ 20